Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	44,386,290	44,320,342	31,610,991
Common stock, shares outstanding	44,386,290	44,320,342	31,610,991
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock
Preferred stock, shares authorized	1,300,000	1,300,000	1,300,000
Preferred stock, shares issued	600,000	600,000	1,000,000
Preferred stock, shares outstanding	600,000	600,000	1,000,000
Preferred stock, liquidation preference	$ 24,000,000	$ 24,000,000	$ 40,000,000
Series B convertible Preferred Stock
Preferred stock, shares authorized	8,417	8,417	8,417
Preferred stock, shares issued	8,416.251	8,416.251	0
Preferred stock, shares outstanding	8,416.251	8,416.251	0
Preferred stock, liquidation preference	$ 50,750,000	$ 50,750,000	$ 0